SHARE BASED COMPENSATION (Summary of the RSUs) (Details) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	137,500
Granted (in shares) | shares	280,000
Vested (in shares) | shares	(137,500)
Outstanding at the end of the period (in shares) | shares	280,000
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 1.36
Granted (in dollars per share) | $ / shares	0.63
Vested (in dollars per share) | $ / shares	1.36
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.63